PLANT AND EQUIPMENT, NET (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Medical equipment	$ 96,532	$ 96,532
Computer Equipment	9,189	9,189
Furniture, fixtures and equipment	15,079	15,079
Leasehold Improvement	15,950	15,950
Total	136,750	136,750
Less: accumulated depreciation	(105,454)	(102,089)
Property and equipment, net	$ 31,296	$ 34,661